SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details) - RUB (₽)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and Equipment
Goodwill impairment	₽ 0	₽ 0	₽ 0
Servers and network equipment | Minimum
Property and Equipment
Estimated useful lives	3 years
Servers and network equipment | Maximum
Property and Equipment
Estimated useful lives	4 years
Infrastructure systems | Minimum
Property and Equipment
Estimated useful lives	3 years
Infrastructure systems | Maximum
Property and Equipment
Estimated useful lives	10 years
Office furniture and equipment
Property and Equipment
Estimated useful lives	3 years
Buildings | Minimum
Property and Equipment
Estimated useful lives	10 years
Buildings | Maximum
Property and Equipment
Estimated useful lives	20 years
Leasehold improvements | Maximum
Property and Equipment
Estimated useful lives	5 years
Other equipment | Minimum
Property and Equipment
Estimated useful lives	2 years
Other equipment | Maximum
Property and Equipment
Estimated useful lives	5 years